BASIS OF PREPARATION OF CONSOLIDATED FINANCIAL STATEMENTS AND APPLICATION OF ACCOUNTING CRITERIA - IFRS 16 Leases (Details) - CLP ($) $ in Thousands	Dec. 31, 2019	Jan. 01, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Effect of adoption of IFRS 16
Property	$ 722,718,863		$ 710,770,968	$ 659,750,499	$ 666,150,885
Right of use	$ 40,498,400	$ 37,380,774
Lease liabilities short-term		5,944,977
Lease liabilities long-term		26,106,707
Right of Use Assets, Property, Plant and Equipment		17,805,700
Right of Use Assets, Operating Leases		19,575,074
Previously stated [member]
Effect of adoption of IFRS 16
Property			17,805,700
Lease liabilities short-term			1,534,467
Lease liabilities long-term			$ 13,797,468
IFRS 16 Adjustments
Effect of adoption of IFRS 16
Property		(17,805,700)
Right of use		37,380,774
Lease liabilities short-term		4,410,510
Lease liabilities long-term		$ 12,309,239